Share Capital - Schedule of Stock Options Outstanding (Details) - $ / shares		6 Months Ended		12 Months Ended
		Jun. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Stock options outstanding		412,478	[1]	414,965	[1],[2]	174,328	[2]
Weighted average remaining contractual life	[1]	8 years 9 months 18 days		9 years 3 months 19 days
Stock options exercisable		205,024	[1]	142,875	[1],[2]	174,328	[2]
Exercise Price One [Member]
Exercise price		$ 4.2	[1]	$ 4.2	[1]	$ 4.2
Stock options outstanding		77,846	[1]	77,846	[1],[2]	77,846	[2]
Weighted average remaining contractual life		7 years 6 months	[1]	8 years	[1],[2]	8 years	[2]
Stock options exercisable		77,846	[1]	77,846	[1],[2]	77,846	[2]
Exercise Price Two [Member]
Exercise price		$ 15.75	[1]	$ 15.75	[1]	$ 15.75
Stock options outstanding		133,546	[1]	133,546	[1],[2]		[2]
Weighted average remaining contractual life		9 years 2 months 30 days	[1]	9 years 9 months	[1],[2]	0 years	[2]
Stock options exercisable		32,133	[1]		[1],[2]		[2]
Exercise Price Three [Member]
Exercise price		$ 19.35	[1]	$ 19.35	[1]	$ 19.35
Stock options outstanding	[2]			72,508	[1]
Weighted average remaining contractual life		9 years 2 months 30 days	[1]	9 years 9 months	[1],[2]	0 years	[2]
Stock options exercisable	[2]				[1]
Furniture and Office Equipment [Member]
Stock options outstanding	[1]	72,508
Stock options exercisable	[1]	18,127
Exercise Price Four [Member]
Exercise price		$ 15.3	[1]	$ 15.3	[1]	$ 15.3
Stock options outstanding		66,036	[1]	66,036	[1],[2]		[2]
Weighted average remaining contractual life		9 years 6 months	[1]	10 years	[1],[2]	0 years	[2]
Stock options exercisable		14,376	[1]		[1],[2]		[2]
Exercise Price Five [Member]
Exercise price			[1],[3]		[1],[3]
Stock options outstanding		62,542	[1]	65,029	[1],[2]	96,482	[2]
Weighted average remaining contractual life		8 years 2 months 30 days	[1]	8 years 9 months	[1],[2]	9 years 6 months	[2]
Stock options exercisable		62,542	[1]	65,029	[1],[2]	96,482	[2]

[1]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[2]	December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[3]	Less than 0.01